Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	3M CO
Entity Central Index Key	0000066740
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 85.0	$ 74.7
Entity Common Stock, Shares Outstanding		662,692,234
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY